Organization and Business (Details Narrative) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative net loss	$ 104,962,000	$ 103,219,000		$ 88,848,000
Cash and cash equivalents	4,064,000	5,194,000	$ 6,055,000	1,321,000	$ 86,000
Accounts payable	654,000	479,000		$ 560,000
Long term debt